FINANCIAL INSTRUMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative, Notional Amount	$ 27,059
Derivative Liability, Current	20,491	767
Marfin Egnatia Bank Interest Rate Swap [Member]
Derivative, Inception Date	Sep. 02, 2009
Derivative, Maturity Date	Sep. 02, 2014
Derivative, Notional Amount	37,400
Derivative, Fixed Interest Rate	4.08%
Derivative, Description of Variable Rate Basis	3-month LIBOR
Derivative Liability, Current	$ 269	$ 767